Related Party Transactions (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
dMobile [Member]
Related Party Transaction [Line Items]
Intangible purchase					$ 4,950,000
Jan Yung Lin [Member]
Related Party Transaction [Line Items]
Legal expenses paid to Law Office				10,000	51,431
Yun Shu Chiou [Member]
Related Party Transaction [Line Items]
Consulting expense paid			55,000
Daniel [Member]
Related Party Transaction [Line Items]
Rental expense charged	4,040	3,566	20,232
WWI [Member]
Related Party Transaction [Line Items]
Rental expense charged	1,350		$ 3,150
Louis Giordimanina [Member]
Related Party Transaction [Line Items]
Consulting expense paid	134,971
Dmedia [Member]
Related Party Transaction [Line Items]
Interest expense	$ 1,201